Fair value measurement (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	$ 867	$ 46	$ (293)
Other net income from financial instruments measured at fair value through profit or loss, swaps portfolio close		(861)
UBS AG
Entity [Table]
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	$ 867	46	$ (293)
Other net income from financial instruments measured at fair value through profit or loss, swaps portfolio close		$ (861)